RATE-REGULATED BUSINESSES - Assets and Liabilities (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Regulatory Assets
Total regulatory assets	CAD 1,269	CAD 1,313
Less: Current portion included in Other current assets (Note 5)	85	16
Regulatory assets, noncurrent	1,184	1,297
Regulatory Liabilities
Total regulatory liabilities	1,203	293
Less: Current portion included in Accounts payable and other (Note 13)	44	30
Regulated liabilities, noncurrent	CAD 1,159	263
Foreign exchange on long-term debt
Regulatory Liabilities
Total regulatory liabilities		42
Foreign exchange on long-term debt | Minimum
Regulatory Liabilities
Remaining Recovery/ Settlement Period (years)	1 year
Foreign exchange on long-term debt | Maximum
Regulatory Liabilities
Remaining Recovery/ Settlement Period (years)	14 years
Operating and debt-service regulatory liabilities
Regulatory Liabilities
Total regulatory liabilities	CAD 32	21
Remaining Recovery/ Settlement Period (years)	1 year
Pensions and other post retirement benefits
Regulatory Liabilities
Total regulatory liabilities	CAD 147	117
Long term adjustment account
Regulatory Liabilities
Total regulatory liabilities	CAD 231	64
Remaining Recovery/ Settlement Period (years)	45 years
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded	CAD 167	418	CAD (247)
Pipeline abandonment costs
Regulatory Liabilities
Total regulatory liabilities	285
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded	285
Bridging amortization account
Regulatory Liabilities
Total regulatory liabilities	CAD 456
Remaining Recovery/ Settlement Period (years)	15 years
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded	CAD 456
Other
Regulatory Liabilities
Total regulatory liabilities	52	49
Deferred income taxes
Regulatory Assets
Total regulatory assets	848	1,001
Operating and debt-service regulatory assets
Regulatory Assets
Total regulatory assets	CAD 47	4
Remaining Recovery/ Settlement Period (years)	1 year
Operating and debt-service regulatory assets | Operating and debt-service regulatory liabilities
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded	CAD (32)	28	(76)
Pensions and other post retirement benefits
Regulatory Assets
Total regulatory assets	210	236
Pensions and other post retirement benefits | Pensions and other post retirement benefits
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded	26	(46)	171
Foreign exchange on long-term debt
Regulatory Assets
Total regulatory assets	CAD 54
Foreign exchange on long-term debt | Minimum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year
Foreign exchange on long-term debt | Maximum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	14 years
Other
Regulatory Assets
Total regulatory assets	CAD 110	72
Other | Other
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded	(35)	2	2
Postretirement benefit costs | Postretirement benefit costs
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded	CAD 30	CAD 13	CAD 16